RELATED PARTY TRANSACTIONS - Amounts due to officers (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due to officers	$ 4,423,732	$ 4,723,732
Less: Short-term portion	(600,000)	(600,000)
Long-term portion	3,823,733	4,123,732
Salaries and allowances
Related Party Transaction [Line Items]
Due to officers	4,108,500	4,108,500
Invoices paid on behalf of the Company
Related Party Transaction [Line Items]
Due to officers	$ 315,232	$ 615,232